Accounting Changes	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Accounting Changes

NOTE 2 Accounting Changes

Revenue Recognition In May 2014, the Financial Accounting Standards Board (“FASB”) issued accounting guidance, originally effective for the Company on January 1, 2017, related to revenue recognition from contracts with customers. In August 2015, the FASB delayed the effective date of this guidance by one year, resulting in it becoming effective for the Company on January 1, 2018.

This guidance amends certain currently existing revenue recognition accounting guidance and allows for either retrospective application to all periods presented or a modified retrospective approach where the guidance would only be applied to existing contracts in effect at the adoption date and new contracts going forward. The Company expects the adoption of this guidance will not be material to its financial statements.

Accounting for Leases In February 2016, the FASB issued accounting guidance, effective for the Company on January 1, 2019, related to the accounting for leases. This guidance will require lessees to recognize all leases on the Consolidated Balance Sheet as lease assets and lease liabilities, with lessor accounting being largely unchanged. This guidance also requires additional disclosures regarding leasing arrangements. The Company expects the adoption of this guidance will not be material to its financial statements.

Financial Instruments – Credit Losses In June 2016, the FASB issued accounting guidance, effective for the Company no later than January 1, 2020, related to the impairment of financial instruments. This guidance changes existing impairment recognition to a model that is based on expected losses rather than incurred losses, which is intended to result in more timely recognition of credit losses. This guidance is also intended to reduce the complexity of current accounting guidance by decreasing the number of credit impairment models that entities use to account for debt instruments. The Company is currently evaluating the impact of this guidance on its financial statements.